GOVERNMENTAL SUPPORT (Narrative) (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Value added tax (VAT) payable		$ 9,773		$ 9,138
The Netherlands [Member]
Interest rate	4.00%
Accumulated debt to tax authorities	€ 14,924	17,516	€ 18,245	18,984
Value added tax (VAT) payable	2,671	3,130	2,671	2,779
Income tax and other taxes payable	3,971	4,654	3,971	4,132
Other liabilities	€ 8,282	$ 9,707	€ 11,603	$ 12,073